Property and Equipment	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property and Equipment

13. PROPERTY AND EQUIPMENT

The following table reconciles the changes in TransGlobe's property and equipment assets:

($000s)	PNG Assets	Other Assets	Total
Cost
Balance at December 31, 2017	648,229	15,525	663,754
Additions	30,832	586	31,418
Changes in estimate for asset retirement obligations	844	-	844
Balance at December 31, 2018	679,905	16,111	696,016
Increase in right-of-use assets (Note 3)	1,275	2,227	3,502
Additions	30,626	929	31,555
Change in estimate for asset retirement obligations (Note 14)	746	-	746
Balance at December 31, 2019	712,552	19,267	731,819

Accumulated depreciation, depletion, amortization and impairment losses
Balance at December 31, 2017	451,850	12,040	463,890
Depletion, depreciation and amortization for the year[1]	31,422	992	32,414
Balance at December 31, 2018	483,272	13,032	496,304
Depletion, depreciation and amortization for the year[1]	35,136	1,939	37,075
Balance at December 31, 2019	518,408	14,971	533,379

Foreign Exchange
Balance at December 31, 2017	4,602	-	4,602
Currency translation adjustments	(5,972)	-	(5,972)
Balance at December 31, 2018	(1,370)	-	(1,370)
Currency translation adjustments	3,376	-	3,376
Balance at December 31, 2019	2,006	-	2,006

Net book value
At December 31, 2018	195,263	3,079	198,342
At December 31, 2019	196,150	4,296	200,446
[1]	Depletion, depreciation and amortization for the period includes amounts capitalized to product inventory for barrels produced but not sold in the period.

At December 31, 2019, the Company's market capitalization was less than its net asset value. Negative revisions due to economic factors were also noted in the Canadian CGU. These factors were identified as indicators of impairment and as a result, the Company completed impairment tests on all of its CGUs in accordance with IAS 36. It was determined that the carrying amounts of the CGUs did not exceed their fair value less costs to sell.

Neither a 5% increase in the discount rate, nor a 5% decrease in the forward price estimates used in the impairment assessments would result in an impairment loss on the West Gharib, West Bakr, North West Gharib or Canadian CGUs.

The following table discloses the carrying amount and depreciation charge for right-of-use assets by the class of underlying asset as at and for the year ended December 31, 2019:

($000s)	PNG Assets	Other Assets	Total
Depreciation for the year ended December 31, 2019	901	942	1,843
Net Book Value as at December 31, 2019	374	1,285	1,659